PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

October 9, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)

CIK No. 0001112996

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for Invesco Floating Rate Fund as filed pursuant to Rule 497(e) under the 1933 Act on October 2, 2018 (Accession Number: 0001193125-18-290841).

Please direct any comments or questions to the undersigned or contact me at (404) 439-3214.

Very truly yours,

/s/ Amanda Roberts

Amanda Roberts

Counsel